TAXES (Details Narrative)	6 Months Ended
Apr. 30, 2025
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Corporate tax rate	17.00%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Tax regime, description	KHOB LIMITED is subject to a two-tier profits tax regime (8.25% on the first HKD 2 million, 16.5% thereafter).